Fair Value of Assets and Liabilities (Quantitative Information for Level 3 Inputs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Market Comparable Securities [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
State And Political Subdivision Securities	$ 29,024	$ 5,451
Corporate Securities	312,887	450,177
Financial Instruments, Owned, US Government and Agency Obligations, at Fair Value	37,539
Short-term Investments		22,031
Market Comparable Securities [Member] | Liquidity Premium [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
State And Political Subdivision Securities Unobservable Input Range	1.00%	1.00%
Corporate Securities Unobservable Input Range	0.00%	0.00%
Short Term Investments Unobservable Input Range		1.00%
US Government And Agencies Securities Unobservable Input Range	0.00%
Market Comparable Securities [Member] | Liquidity Premium [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
State And Political Subdivision Securities Unobservable Input Range	1.00%	1.00%
Corporate Securities Unobservable Input Range	2.00%	2.00%
Short Term Investments Unobservable Input Range		1.00%
US Government And Agencies Securities Unobservable Input Range	1.00%
Market Comparable Securities [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
State And Political Subdivision Securities Unobservable Input Range	1.00%	1.00%
Corporate Securities Unobservable Input Range	1.00%	1.00%
Short Term Investments Unobservable Input Range		1.00%
US Government And Agencies Securities Unobservable Input Range	1.00%
Total Return Swap [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives	(176,270)	(243,177)
Total Return Swap [Member] | Mortality [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Total Return Swap [Member] | Mortality [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	100.00%	100.00%
Total Return Swap [Member] | Mortality [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	2.00%	1.00%
Total Return Swap [Member] | Lapse [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Total Return Swap [Member] | Lapse [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	35.00%	35.00%
Total Return Swap [Member] | Lapse [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	7.00%	6.00%
Total Return Swap [Member] | Withdrawal [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Total Return Swap [Member] | Withdrawal [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	5.00%	5.00%
Total Return Swap [Member] | Withdrawal [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	3.00%	3.00%
Total Return Swap [Member] | Own Credit [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Total Return Swap [Member] | Own Credit [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	1.00%	1.00%
Total Return Swap [Member] | Own Credit [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	1.00%	1.00%
Total Return Swap [Member] | Crediting Rate [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	2.00%	2.00%
Total Return Swap [Member] | Crediting Rate [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	4.00%	4.00%
Total Return Swap [Member] | Crediting Rate [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Assets Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives Unobservable Input Range	3.00%	3.00%
Discounted Cash Flow [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives	838,670	740,256
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives	$ 30,055	$ 172,105
Discounted Cash Flow [Member] | Mortality [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Discounted Cash Flow [Member] | Mortality [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	100.00%	100.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	100.00%	100.00%
Discounted Cash Flow [Member] | Mortality [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	2.00%	1.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	2.00%	2.00%
Discounted Cash Flow [Member] | Lapse [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Discounted Cash Flow [Member] | Lapse [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	35.00%	35.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	25.00%	25.00%
Discounted Cash Flow [Member] | Lapse [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	7.00%	6.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	6.00%	5.00%
Discounted Cash Flow [Member] | Withdrawal [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Discounted Cash Flow [Member] | Withdrawal [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	5.00%	5.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	7.00%	7.00%
Discounted Cash Flow [Member] | Withdrawal [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	3.00%	3.00%
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	3.00%	3.00%
Discounted Cash Flow [Member] | Own Credit [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Discounted Cash Flow [Member] | Own Credit [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	1.00%	1.00%
Discounted Cash Flow [Member] | Own Credit [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	1.00%	1.00%
Discounted Cash Flow [Member] | Option Budget Projection [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	2.00%	2.00%
Discounted Cash Flow [Member] | Option Budget Projection [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	4.00%	4.00%
Discounted Cash Flow [Member] | Option Budget Projection [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Indexed Annuities Embedded Derivatives Unobservable Input Range	3.00%	3.00%
Discounted Cash Flow [Member] | Long Term Volatility [Member] | Minimum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	0.00%	0.00%
Discounted Cash Flow [Member] | Long Term Volatility [Member] | Maximum [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	27.00%	27.00%
Discounted Cash Flow [Member] | Long Term Volatility [Member] | Weighted Average [Member]
Unobservable Inputs Used In Level3 Fair Value Measurements [Line Items]
Fair Value Liabilities Measured On Recurring Basis Guaranteed Interest Contracts Variable Annuities Embedded Derivatives Unobservable Input Range	10.00%	14.00%